GOODWILL (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 73,119	¥ 475,732	¥ 461,686	¥ 444,412
Goodwill acquired			30,751	0
Impairment losses			0	0
Foreign exchange effect		(9,898)	(16,705)	17,274
Ending Balance	$ 74,265	¥ 465,834	¥ 475,732	¥ 461,686